CONVERTIBLE NOTE (Narrative) (Details)	9 Months Ended
Dec. 31, 2015 USD ($) yr $ / shares shares
Convertible Note 1	$ 7,000,000
Convertible Note 2	2,000,000
Convertible Note 3	$ 5,000,000
Convertible Note 4	6.00%
Convertible Note 5	$ 5,000,000
Convertible Note 6	$ 2,000,000
Convertible Note 7 | $ / shares	$ 0.96
Convertible Note 8	$ 1.44
Convertible Note 9	50.00%
Convertible Note 10	$ 5,000,000
Convertible Note 11 | $ / shares	$ 0.90
Convertible Note 12 | $ / shares	$ 1.35
Convertible Note 13	$ 2,000,000
Convertible Note 14	0.73
Convertible Note 15	$ 0.9877
Convertible Note 16 | yr	1.33
Convertible Note 17	103.64%
Convertible Note 18	0.3677%
Convertible Note 19	$ 425,208
Convertible Note 20	$ 2,000,000
Convertible Note 21 | shares	2,083,333
Convertible Note 22 | $ / shares	$ 0.96
Convertible Note 23 | shares	1,041,667
Convertible Note 24	$ 1.44
Convertible Note 25	268,334
Convertible Note 26	$ 5,000,000
Convertible Note 27 | shares	5,555,556
Convertible Note 28 | shares	2,777,778
Convertible Note 29	$ 1.35
Convertible Note 30	$ 5,000,000